Stock Option Activity and Related Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options, Outstanding at beginning of year	12,602
Options, Granted	2,559
Options, Exercised	(2,173)
Options, Forfeited	(60)
Options, Outstanding at December 31	12,928 [1]
Options, Exercisable at December 31	8,058
Weighted average exercise price, Outstanding at beginning of year	$ 40.58
Weighted average exercise price, Granted	$ 65.28
Weighted average exercise price, Exercised	$ 26.77
Weighted average exercise price, Forfeited	$ 56.46
Weighted average exercise price, Outstanding at December 31	$ 47.72
Weighted average exercise price, Exercisable at December 31	$ 41.72
Aggregate intrinsic value, Outstanding at beginning of year	$ 301,449
Aggregate intrinsic value, Outstanding as of December 31	398,893
Aggregate intrinsic value, Exercisable as of December 31	$ 296,900

[1]	As of December 31, 2014 , approximately 12.8 million options are vested and expected to vest. Options expected to vest reflect an estimated forfeiture rate for purposes of determining related compensation expense.